ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES
Registration rights and default damages and penalties (see Note 8)	$ 0	$ 189,663
Consulting services	197,897	163,647
Other	194,385	110,590
Accrued expenses	$ 392,282	$ 463,900